Private Placement (Details) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 21, 2022	Sep. 30, 2024	Mar. 31, 2024
Private Placement [Line Items]
Number of shares issued per unit	1		1
Warrant exercise price (in Dollars per share)	$ 11.5		$ 11.5
Price per share (in Dollars per share)			$ 16.5
Private Warrant [Member]
Private Placement [Line Items]
Number of shares issued per unit		1	1
Common Stock [Member]
Private Placement [Line Items]
Number of shares issued per unit	1	1
Common Stock [Member]
Private Placement [Line Items]
Number of shares issued per unit			1
Common Stock [Member] | Private Warrant [Member]
Private Placement [Line Items]
Number of shares issued per unit		1	1
Warrant exercise price (in Dollars per share)			$ 11.5
Private Placement [Member]
Private Placement [Line Items]
Number of shares in a unit			351,250
Warrant exercise price (in Dollars per share)		$ 11.5	$ 11.5
Price per share (in Dollars per share)	$ 10	$ 10	$ 10
Gross proceeds (in Dollars)		$ 3,512,500	$ 3,512,500
Sale of units	351,250	351,250
Private Right [Member]
Private Placement [Line Items]
Number of shares issued per unit		1	1
Private Right [Member] | Common Stock [Member]
Private Placement [Line Items]
Number of shares issued per unit		1